Earnings (Loss) per Share Computation (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	3 Months Ended		9 Months Ended		11 Months Ended	12 Months Ended
		Aug. 14, 2013	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2016	Mar. 31, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2013
Computation of Earnings Per Share [Line Items]
Net income (loss) available to common shareholders-basic and diluted			$ 3,783	$ 6,783	$ 8,873	$ 11,358	$ (51,864)	$ 6,499
Weighted average number of common shares outstanding-basic			77,452,000	61,939,000	71,076,000	61,939,000	44,228,626	61,939,432
Effect of unvested restricted stocks	[1]		0	0	0	0
Weighted average number of common shares outstanding-diluted			77,452,000	61,939,000	71,076,000	61,939,000	44,228,626	61,939,432
Basic earnings (loss) per share			$ 0.05	$ 0.11	$ 0.12	$ 0.18	$ (1.17)	$ 0.10
Dilutive earnings (loss) per common share			$ 0.05	$ 0.11	$ 0.12	$ 0.18	$ (1.17)	$ 0.10
Predecessor
Computation of Earnings Per Share [Line Items]
Net income (loss) available to common shareholders-basic and diluted		$ (23,710)							$ 58
Weighted average number of common shares outstanding-basic		116,373							116,110
Effect of dilutive stock options									2,963
Weighted average number of common shares outstanding-diluted		116,373							119,073
Basic earnings (loss) per share		$ (203.74)							$ 0.50
Dilutive earnings (loss) per common share		$ (203.74)							$ 0.49

[1]	The effect of unvested restricted stocks rounds in thousands to zero.